Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2020	2019
	$ Thousands
Cash in banks	255,750	53,810
Time deposits	30,434	93,343
	286,184	147,153